Reportable Segments Reportable Segments (Segment Adjusted EBITDA) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Adjusted EBITDA		$ 6,007	$ 5,935	$ 5,840
Depreciation, depletion and amortization		(2,166)	(1,904)	(1,669)
Interest expense, net of interest capitalized		(1,803)	(1,621)	(1,368)
Gains on acquisitions		(83)	0	0
Gain on sale of AmeriGas common units		0	0	177
Impairment of investment in affiliate		(308)	0	0
Impairment losses		970	339	370
Losses on interest rate derivatives		(12)	(18)	(157)
Non-cash unit-based compensation expense		(70)	(91)	(82)
Losses on interest rate derivatives		(136)	(65)	116
Losses on extinguishments of debt		0	(43)	(25)
Inventory valuation adjustments	$ (120)	267	(229)	(445)
Adjusted EBITDA related to discontinued operations		(293)	(345)	(208)
Adjusted EBITDA related to unconsolidated affiliates		(675)	(713)	(748)
Equity in earnings from unconsolidated affiliates		270	276	332
Other, net		78	21	(74)
Income from continuing operations before income tax expense		272	864	1,319
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		5,605	5,714	5,710
Depreciation, depletion and amortization		(1,986)	(1,929)	(1,669)
Equity in earnings from unconsolidated affiliates		336	469	332
Investment In Sunoco LP [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		665	719	332
Depreciation, depletion and amortization		(126)	(103)	(31)
Investment in Lake Charles LNG [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		179	196	195
Depreciation, depletion and amortization		(39)	(39)	(39)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		(170)	(104)	(97)
Depreciation, depletion and amortization		(15)	(17)	(16)
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		(272)	(590)	(300)
Depreciation, depletion and amortization		0	184	86
Equity in earnings from unconsolidated affiliates		$ (66)	$ (193)	$ 0